Significant Accounting Policies - Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets (Details)	12 Months Ended
Dec. 31, 2024
Computers [Member]
Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets [Line Items]
Annual depreciation rates	33.00%
R&D equipment [Member]
Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets [Line Items]
Annual depreciation rates	20.00%
Leasehold Improvements [Member]
Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets [Line Items]
Annual depreciation rates	10.00%
Minimum [Member] | Furniture and office equipment [Member]
Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets [Line Items]
Annual depreciation rates	6.00%
Maximum [Member] | Furniture and office equipment [Member]
Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets [Line Items]
Annual depreciation rates	15.00%